Subsequent Events (Details) € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2018	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 ILS (₪)	Feb. 11, 2021 EUR (€)	Feb. 11, 2021 ILS (₪)
Disclosure of classes of share capital [line items]
Aggregate principal amount				€ 218,895		€ 198,169
Gross proceeds from the offering				8,682	$ 9,826	21,275	€ 7,807
Aggregate repayment amount				30,730	$ 34,780	€ 26,923	€ 9,836
Ellomay Pumped Storage [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount				€ 100,000				₪ 353,000
E.R.Z [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest				33.00%	33.00%
Manara PSP [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount									€ 350,000	₪ 1,220,000
Proportion of ownership interest	83.333%	75.00%
Ellomay PS [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount									€ 100,000	₪ 353,000
Proportion of ownership interest			75.00%